REVENUE	12 Months Ended
Dec. 31, 2021
Revenue [abstract]
Disclosure of revenue [text block]
6 ■ Revenue

For the years ended December 31	2021	2020
Gold sales[1]
Spot market sales	$10,491	$11,129
Concentrate sales	246	520
Provisional pricing adjustments	1	21
	$10,738	$11,670
Copper sales[1]
Copper concentrate sales	$915	$644
Provisional pricing adjustments	47	53
	$962	$697
Other sales[2]	$285	$228
Total	$11,985	$12,595
[1]Revenues include amounts transferred from OCI to earnings for commodity cash flow hedges.
[2]Revenues from the sale of by-products from our gold and copper mines.

For the year ended December 31, 2021, the Company has three customers that individually account for more than 10% of the Company’s total revenue. These customers represent approximately 24%, 13% and 10% of total revenue. However, because gold can be sold through numerous gold market traders worldwide (including a large number of financial institutions), the Company is not economically dependent on a limited number of customers for the sale of its product.

Principal Products
All of our gold mining operations produce gold in doré form, except Phoenix, Bulyanhulu and Porgera (until it was placed on care and maintenance in April 2020), which produce both gold doré and gold concentrate. Gold doré is unrefined gold bullion bars usually consisting of 90% gold that is refined to pure gold bullion prior to sale to our customers. Concentrate is a semi-processed product containing the valuable metal minerals from which most of the waste mineral has been eliminated. Our Lumwana mine produces a concentrate that primarily contains copper. Our Phoenix mine produces a concentrate that contains both gold and copper. Incidental revenues from the sale of by-products, primarily copper, silver and energy at our gold mines, are classified within other sales.

Provisional Copper and Gold Sales
We have provisionally priced sales for which price finalization, referenced to the relevant copper and gold index, is outstanding at the balance sheet date. Our exposure at December 31, 2021 to the impact of future movements in market commodity prices for provisionally priced sales is set out in the following table:

	Volumes subject to final pricing Copper (millions) Gold (000s)		Impact on net income before taxation of 10% movement in market price
As at December 31	2021	2020	2021	2020
Copper pounds	45	49	$20	$16
Gold ounces	41	22	8	4

At December 31, 2021, our provisionally priced copper sales subject to final settlement were recorded at an average price of $4.34/lb (2020: $3.17/lb). At December 31, 2021, our provisionally priced gold sales subject to final settlement were recorded at an average price of $1,819/oz (2020: $1,899/oz). The sensitivities in the above tables have been determined as the impact of a 10% change in commodity prices at each reporting date, while holding all other variables, including foreign currency exchange rates, constant.